SCHEDULE OF ESTIMATED USEFUL LIVE (Details)	12 Months Ended
Dec. 31, 2022
Laboratory Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Laboratory Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years